Label	Element	Value
SkyBridge Dividend Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SKYBRIDGE DIVIDEND VALUE FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SKYBRIDGE DIVIDEND VALUE FUND

Class A Shares

Class C Shares

Class I Shares

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated August 20, 2018 to the SkyBridge Dividend Value Fund’s (the “Fund”) Prospectus dated September 1, 2017, as may be amended or supplemented from time to time

The information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such document.

Effective immediately, the second table in the “ Performance Information – Average Annual Total Returns” section of the Summary Prospectus and the “Fund Summary” section of the Prospectus (the “Original Performance Table”) is deleted and replaced with the following table.  The performance information in the table below reflects the deduction of the maximum sales charge applicable to Class A shares for all periods.  The performance information for Class A shares that is listed in the Original Performance Table does not reflect the deduction of any applicable sales charges.  Therefore, in the tables below, the returns for Class A shares (for all periods) are lower than the returns that were previously disclosed in the Original Performance Table.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares only; after-tax returns for Class A and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares only; after-tax returns for Class A and Class C shares will vary.

Supplement Closing [Text Block]	cik0001388485_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SkyBridge Dividend Value Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.55%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2014	[1]
SkyBridge Dividend Value Fund | Class A Shares | S&P 500 Index (reflects no deductions for fees, expenses or taxes) [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	11.96%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2014	[2]
SkyBridge Dividend Value Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.29%
Since Inception	rr_AverageAnnualReturnSinceInception	10.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2014
SkyBridge Dividend Value Fund | Class C Shares | S&P 500 Index (reflects no deductions for fees, expenses or taxes) [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	11.96%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.41%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2014	[2]
SkyBridge Dividend Value Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.43%
Since Inception	rr_AverageAnnualReturnSinceInception	9.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2014
SkyBridge Dividend Value Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2014
SkyBridge Dividend Value Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2014
SkyBridge Dividend Value Fund | Class I Shares | S&P 500 Index (reflects no deductions for fees, expenses or taxes) [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	11.96%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.64%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2014	[2]

[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.75%.
[2]	The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.